Deferred Tax Assets and Liabilities - Summary of Recovery and Settlement Timings (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	₩ 4,075,877	₩ 4,188,681
Total deferred tax liabilities	565,721	684,504
Deferred tax assets after offsetting	3,510,156	3,504,177
More than 12 months [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,703,599	3,694,831
Deferred tax liabilities	455,001	496,851
Within 12 months [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	372,278	493,850
Deferred tax liabilities	₩ 110,720	₩ 187,653